Note 24 - Revenue - Dissagregation of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Contract revenue		$ 626,667	$ 80,000
		3,888,185	2,794,044	1,861,747
Performance obligations satisfied at point in time [member]
Statement Line Items [Line Items]
Non-contract revenue	[1],[2]	3,261,518	2,714,044	1,861,747
Contract revenue	[1],[3]	185,000
Performance obligations satisfied over time [member]
Statement Line Items [Line Items]
Contract revenue	[1],[3]	$ 441,667	$ 80,000

[1]	All revenue was generated from the Singapore geographic region.
[2]	Revenue from the sale of products.
[3]	Revenue from long-term projects or non-recurring engineering (NRE).